[DECHERT LLP LETTERHEAD]

May 4, 2010

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:           Russell Investment Funds

File Nos. 033-18030 and 811-05371

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Funds (the “Trust”) that the form of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (“PEA 39”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 39.  I hereby further certify that PEA 39 was filed electronically with the Commission on April 30, 2010 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7135 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jill R. Damon
Jill R. Damon

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.